Derivatives - Cash Flow Hedges (Details) - Cash Flow Hedging - Designated as Hedging Instrument $ in Millions	9 Months Ended
Sep. 30, 2024 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated other comprehensive income (loss), unrealized gain (loss) on cash flow hedges	$ (10)
After-tax net unrealized gain (loss) anticipated to be reclassified from AOCI to the income statement within next twelve months	$ (7)